Commitments and Contingent Liabilities (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Employees with housing loans [Member]	Mar. 31, 2011 Loans relating to affiliated companies and other companies [Member]
Accrued product warranty
Balance at beginning of year	$ 286,241	¥ 23,758,000	¥ 28,256,000
Addition	326,398	27,091,000	21,149,000
Utilization	(257,253)	(21,352,000)	(25,477,000)
Other	(11,639)	(966,000)	(170,000)
Balance at end of year	343,747	28,531,000	23,758,000
Commitments and Contingent Liabilities (Textuals) [Abstract]
Liability for Discounted and Transferred Recourse Receivables	16,229	1,347,000
Maximum amount of undiscounted payment under guarantee	1,196,530	99,312,000
Commitments for capital investment outstanding	$ 154,217	¥ 12,800,000
Guarantor Obligations [Line Items]
Contract term under guarantee				From 15 years to 30 years	From 1 year to 10 years